Long-term investments (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Investments [Abstract]
Schedule of long-term investments

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Equity method investments	252,407	198,468
Equity securities measured at fair value	48,580	21,985
Total long-term investments	300,987	220,453